Going Concern (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended		25 Months Ended
	Aug. 31, 2014	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2016
Going Concern Details Narrative
Net loss	$ 4,182	$ (87,373)	$ (34,337)	$ (117,528)